UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2010

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):
[  ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Goldman Capital Management Inc.
Address: 767 Third Ave. 25th Fl
               New York NY 10017

Form 13F File Number:  028-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Neal I Goldman
Title:           President
Telephone:  212-676-5571

Signature, Place and Date of Signing:

Neal I Goldman, New York, NY, October 27, 2010
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:     38
Form 13F Information Table Value Total:     123,458

Goldman Capital Management Inc.
Form 13F-910


							Value		Shares/	Sh/	Put/	Invstmt	Discretion	Voting Authority--------------------
Name of Issuer			Title of	CUSIP	(x$1000)	Prn Amt	Prn	Call				Sole	Shared	None
 				Class	 	 	 		 			Sole	Shared	None

Abaxis Inc			COM	002567105	4943		214000	SH		214000			214000
Advanced Photonix Inc-Cl A	COM	00754E107	338		360000	SH		360000			360000
American Medical Alert Corp	COM	027904101	3099		508000	SH		508000			508000
American Safety Insurance Hold	COM	G02995101	8435		516200	SH		516200			516200
America Service Group Inc	COM	02364L109	582		39100	SH		39100			39100
Cadiz Inc New			COM	12753207	2691		262300	SH		262300			262300
Callidus Software Inc		COM	13123E500	214		50200	SH		50200			50200
Columbia Laboratories Inc	COM	197779101	5713		5255200	SH		5255200			5255200
Ditech Networks Inc		COM	25500T108	330		250000	SH		250000			250000
Dot Hill Sys Corp		COM	25848T109	8399		5999500	SH		5999500			5999500
Emagin Corporation		COM	29076N206	144		45000	SH		45000			45000
Emrise Corp			COM	29246J101	242		230430	SH		230430			230430
Gametech International Inc	COM	36466D102	210		587500	SH		587500			587500
Gp Strategies Corp		COM	36225V104	2554		281051	SH		281051			281051
Hackett Group Inc		COM	404609109	764		185000	SH		185000			185000
Hypercom Corp			COM	44913M105	462		71000	SH		71000			71000
Imageware Systems Inc.		COM	45245S108	825		2750721	SH		2750721			2750721
Imergent Inc			COM	45247Q100	5546		1122775	SH		1122775			1122775
Lifetime Brands Inc		COM	53222Q103	10310		682800	SH		682800			682800
Mdc Partners Inc New Cl A Subo	COM	552697104	11694		874200	SH		874200			874200
Mosys Inc			COM	619718109	11452		2346750	SH		2346750			2346750
National Patent Development Co	COM	637132101	342		246000	SH		246000			246000
Newport Digital Tech Inc	COM	651833105	120		2000000	SH		2000000			2000000
Nova Measuring Instruments Ltd	COM	M7516K103	2109		354500	SH		354500			354500
Park City Group Inc New		COM	700215304	6262		1318469	SH		1318469			1318469
Photomedex Inc			COM	719358103	2040		369589	SH		369589			369589
Radiant Logistics Inc		COM	75025X100	234		600000	SH		600000			600000
Remedent Inc			COM	75954T104	88		250000	SH		250000			250000
S1 Corp				COM	78463B101	469		90093	SH		90093			90093
Scolr Pharma Inc		COM	78402X107	834		1490646	SH		1490646			1490646
Star Scientific Inc Com		COM	85517P101	11616		5531500	SH		5531500			5531500
Thomas Group Inc		COM	884402108	322		189280	SH		189280			189280
Trinity Biotech Plc New ADR	COM	896438306	12534		1980000	SH		1980000			1980000
Trintech Group Plc		COM	896682200	67		10000	SH		10000			10000
Unigene Laboratories Inc	COM	904753100	1138		1777428	SH		1777428			1777428
Universal Electronics Inc	COM	913483103	3690		177000	SH		177000			177000
Westmoreland Coal Corp		COM	960878106	2327		236000	SH		236000			236000
Williams Controls Inc New	COM	969465608	319		35000	SH		35000			35000


Total							123458